Investment Strategy	Mar. 20, 2026
T. Rowe Price Maryland Tax-Free Bond Fund
Prospectus [Line Items]
Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds whose income is exempt from regular federal and Maryland state income taxes.